INVESCO FUNDS                           INVESCO FUNDS GROUP, INC.
                                        7800 East Union Avenue
                                        Denver, Colorado  80237
                                        Post Office Box 173706
                                        Denver, Colorado   80217-3706
                                        Telephone: 303-930-6300




November 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Industrial Income Fund, Inc.
      1933 Act No. 02-15382
      1940 Act No. 811-0893
      CIK No. 0000035732

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Industrial Income Fund, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus and Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on October 27, 1998. This Post-Effective Amendment became effective November 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,


/s/ James F. Lummanick
---------------------------------
James F. Lummanick
Vice President and Assistant
  General Counsel